Offerings - Offering: 1	Jan. 31, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	65,376,828
Proposed Maximum Offering Price per Unit	1.7750
Maximum Aggregate Offering Price	$ 116,043,869.70
Fee Rate	0.01381%
Amount of Registration Fee	$ 16,025.66
Offering Note	Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional shares of common stock, par value $0.0001 per share (“common stock”) of SunPower Inc. (the “Company”) as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Includes (i) 10,243,924 shares of common stock previously issued by the Company in connection with its acquisition of Ambia Energy, LLC, (ii) 3,333,334 shares of common stock previously issued by the Company in connection with its acquisition of Sunder Energy, LLC, (iii) up to 50,760,218 shares of common stock issuable upon conversion of the Company’s 7% convertible promissory notes, and (iv) up to 1,048,352 shares of common stock held by certain former affiliates of the Company.

Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the shares of Common Stock on the Nasdaq Stock Market on January 30, 2026. This calculation is in accordance with Rule 457(c) of the Securities Act.